Property and Equipment and Leased Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Property and Equipment and Leased Assets and Lease Liabilities
16.	Property and Equipment and Leased Assets and Lease Liabilities:

(a)	The properties and equipment as of December 31, 2020 and 2021 are composed as follows:

	Useful Life		Average remaining depreciation		Gross balance		Accumulated Depreciation		Net balance
	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Type of property and equipment:
Land and Buildings	26	26	20	19	304,951	311,279	(142,543)	(148,645)	162,408	162,634
Equipment	5	5	4	3	222,624	243,757	(175,141)	(191,334)	47,483	52,423
Others	7	7	4	4	55,898	56,582	(47,861)	(49,319)	8,037	7,263
Total					583,473	611,618	(365,545)	(389,298)	217,928	222,320

(b)	As of December 31, 2020 and 2021, this account and its changes are detailed as follows:

	Land and Buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
(a.1) Gross Balance

Balance as of January 1, 2020	301,619	207,605	55,519	564,743
Additions	6,303	20,658	1,510	28,471
Write-down and sales of the year	(2,903)	(5,606)	(1,105)	(9,614)
Impairment loss (*) (***)	(68)	(33)	(26)	(127)
Balance as of December 31, 2020	304,951	222,624	55,898	583,473

Balance as of January 1, 2021	304,951	222,624	55,898	583,473
Additions	9,477	22,367	2,349	34,193
Write-down and sales of the year	(3,132)	(1,232)	(1,628)	(5,992)
Impairment loss (*)	(17)	(2)	(37)	(56)
Balance as of December 31, 2021	311,279	243,757	56,582	611,618

(a.2) Accumulated Depreciation

Balance as of January 1, 2020	(136,394)	(162,560)	(45,527)	(344,481)
Depreciation charges of the year (*) (**)	(8,844)	(17,273)	(3,371)	(29,488)
Write-down and sales of the year	2,695	4,692	1,025	8,412
Impairment (*) (***)	—	—	12	12
Accumulated Depreciation as of December 31, 2020	(142,543)	(175,141)	(47,861)	(365,545)

Balance as of January 1, 2021	(142,543)	(175,141)	(47,861)	(365,545)
Reclassification	—	—	16	16
Depreciation charges of the year (*) (**)	(8,895)	(17,409)	(3,107)	(29,411)
Write-down and sales of the year	2,793	1,216	1,620	5,629
Impairment (*)	—	—	13	13
Accumulated Depreciation as of December 31, 2021	(148,645)	(191,334)	(49,319)	(389,298)

(*)	See Note No. 37 about Depreciation, Amortization and Impairment.

(**)	It does not include depreciation for the year for Investment Properties, which it registered under the item “Investment Properties” for an amount of Ch$357 million (Ch$357 million in 2020).

(***)	This amount does not include charge-offs of Property and Equipment of Ch$916 million as of December 2020.

(c)	The composition of the rights over leased assets as of December 31, 2020 and 2021 is as follows:

	Gross Balance		Accumulated Depreciation		Net Balance
	December	December	December	December	December	December
	2020	2021	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Categories
Buildings	123,215	124,978	(33,560)	(46,743)	89,655	78,235
Floor space for ATMs	40,445	42,051	(16,496)	(25,566)	23,949	16,485
Improvements to leased properties	26,579	26,066	(21,354)	(20,598)	5,225	5,468
Total	190,239	193,095	(71,410)	(92,907)	118,829	100,188

(d)	The changes of the rights over leased assets as of December 31, 2020 and 2021 is as follows:

	2020
	Buildings	Floor space for ATMs	Improvements to leased properties	Total
	MCh$	MCh$	MCh$	MCh$

Gross Balance
Balance as of January 1, 2020	130,853	41,960	27,254	200,067
Additions	7,907	1,319	847	10,073
Write-downs	(15,538)	(1,197)	(1,522)	(18,257)
Remeasurement	(7)	(1,637)	—	(1,644)
Total	123,215	40,445	26,579	190,239

Accumulated Depreciation
Balance as of January 1, 2020	(18,722)	(9,091)	(21,589)	(49,402)
Depreciation of the year (*)	(18,867)	(7,774)	(1,006)	(27,647)
Write-downs	4,029	369	1,241	5,639
Total	(33,560)	(16,496)	(21,354)	(71,410)

Balance as of December 31, 2020	89,655	23,949	5,225	118,829

(*)	See Note No.37 Depreciation, Amortization and Impairment. Does not include provision for impairment of Ch$1 million.

	2021
	Buildings	Floor space for ATMs	Improvements to leased properties	Total
	MCh$	MCh$	MCh$	MCh$

Gross Balance
Balance as of January 1, 2021	123,215	40,445	26,579	190,239
Additions	12,123	2,867	1,386	16,376
Write-downs	(10,468)	(1,055)	(1,899)	(13,422)
Remeasurement	—	(206)	—	(206)
Others	108	—	—	108
Total	124,978	42,051	26,066	193,095

Accumulated Depreciation
Balance as of January 1, 2021	(33,560)	(16,496)	(21,354)	(71,410)
Depreciation of the year (*)	(18,244)	(10,095)	(860)	(29,199)
Write-downs	5,064	1,025	1,616	7,705
Others	(3)	—	—	(3)
Total	(46,743)	(25,566)	(20,598)	(92,907)

Balance as of December 31, 2021	78,235	16,485	5,468	100,188

(*)	See Note No.37 Depreciation, Amortization and Impairment.

(e)	The following are the future maturities of the lease liabilities as of December 31, 2020 and 2021:

	December 2020
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Lease associated with:
Buildings	1,646	3,371	14,501	28,663	20,869	30,865	99,915
ATMs	824	1,644	7,229	14,467	419	483	25,066
Total	2,470	5,015	21,730	43,130	21,288	31,348	124,981

	December 2021
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Lease associated with:
Buildings	1,785	3,555	13,516	28,025	21,530	27,733	96,144
ATMs	962	1,921	8,221	6,114	116	108	17,442
Total	2,747	5,476	21,737	34,139	21,646	27,841	113,586

The Bank and its subsidiaries maintain contracts with certain renewal options and for which there is reasonable certainty that said option shall be carried out. In such cases, the lease period used to measure the liability and assets corresponds to an estimate of future renewals.

The changes of the obligations for lease liabilities and the flows for the years 2021 and 2020 are as follows:

Total cash flow for the year
MCh$
Lease liability
Balances as of January 1, 2020	146,013
Liabilities for new lease agreements	5,768
Interest expenses	2,532
Payments of capital and interests	(28,705)
Remeasurement	(1,644)
Derecognized contracts	(12,337)
Others	3,390
Balances as of December 31, 2020	115,017

Balances as of January 1, 2021	115,017
Liabilities for new lease agreements	8,283
Interest expenses	1,978
Payments of capital and interests	(30,585)
Remeasurement	(206)
Derecognized contracts	(5,524)
Others	6,707
Balances as of December 31, 2021	95,670

(f)	The future cash flows related to short-term lease agreements in effect as of December 31, 2021 correspond to Ch$5,569 million (Ch$6,814 million as of December 31, 2020).